Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable
Schedule of accounts payable

	December 31,
	2019	2018
	(in US$’000)
Accounts payable—third parties	19,598	14,158
Accounts payable—non-controlling shareholders of subsidiaries (Note 22(iv))	4,363	4,960
Accounts payable—related party (Note 22(ii))	—	6,507
	23,961	25,625